UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 8 , 2013


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $316,208 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101    10627    99965 SH       Sole                                      99965
Abbott Labs                    COM              002824100      550    15586 SH       Sole                                      15586
Abbvie Inc. Com                COM              00287y109      636    15586 SH       Sole                                      15586
Aggreko PLC                    COM              G0116S169     7125   263455 SH       Sole                                     263455
Apple Computer                 COM              037833100     3373     7620 SH       Sole                                       7620
Auto Data Processing           COM              053015103    12206   187700 SH       Sole                                     187700
Canon Inc. ADR                 COM              138006309     7966   217125 SH       Sole                                     217125
Chevron Corp                   COM              166764100     2484    20908 SH       Sole                                      20908
Coca-Cola Co                   COM              191216100    12400   306629 SH       Sole                                     306629
ConocoPhillips                 COM              20825C104      317     5276 SH       Sole                                       5276
Donaldson Inc                  COM              257651109    16971   468954 SH       Sole                                     468954
Dorchester Minerals LP Com Uni COM              25820R105     1230    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108    12595   172814 SH       Sole                                     172814
Echelon                        COM              27874n105      168    69000 SH       Sole                                      69000
Ecolab Inc                     COM              278865100    13153   164038 SH       Sole                                     164038
Emerson Electric Co            COM              291011104    10975   196439 SH       Sole                                     196439
Exxon Mobil Corp     Com       COM              30231g102     3828    42479 SH       Sole                                      42479
FedEx Corp                     COM              31428x106     9683    98602 SH       Sole                                      98602
Illinois Tool Works            COM              452308109    11451   187898 SH       Sole                                     187898
Intel Corp                     COM              458140100     7490   343046 SH       Sole                                     343046
International Business Machine COM              459200101      542     2539 SH       Sole                                       2539
Johnson & Johnson              COM              478160104    12426   152415 SH       Sole                                     152415
Luminex Corp Com               COM              55027E102      766    46338 SH       Sole                                      46338
Medtronic Inc.                 COM              585055106      404     8600 SH       Sole                                       8600
Microsoft Corp                 COM              594918104     8817   308218 SH       Sole                                     308218
Molex Inc.                     COM              608554101    10990   375344 SH       Sole                                     375344
National Instr Corp            COM              636518102    10096   308277 SH       Sole                                     308277
Nordson Corp                   COM              655663102    17555   266194 SH       Sole                                     266194
Novartis AG                    COM              66987V109    11171   156811 SH       Sole                                     156811
Paccar                         COM              693718108     9827   194365 SH       Sole                                     194365
PepsiCo Inc                    COM              713448108    10886   137605 SH       Sole                                     137605
Procter & Gamble               COM              742718109    13579   176213 SH       Sole                                     176213
Sabine Royalty Trust UBI       COM              785688102      653    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105     9115   602452 SH       Sole                                     602452
Schlumberger Ltd               COM              806857108    10818   144447 SH       Sole                                     144447
Sigma Aldrich                  COM              826552101    13577   174847 SH       Sole                                     174847
Telefonica de Espana           COM              879382208      551    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106    10720   124793 SH       Sole                                     124793
W.W. Grainger                  COM              384802104    18487    82173 SH       Sole                                      82173
REPORT SUMMARY		       39 DATA RECORDS		     316208         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

